Proforma Effect in Net Revenue, Net Income and Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PMG
Business Acquisition [Line Items]
Net revenue	$ 1,601,891	$ 1,527,685
Net income	$ 243,004	$ 172,390
Basic earnings per share	$ 4.14	$ 2.80
Diluted earnings per share	$ 4.03	$ 2.73
Clinical Trial Services of Cross Country Healthcare Inc.
Business Acquisition [Line Items]
Net revenue			$ 1,343,996	$ 1,182,734
Net income			$ 103,133	$ 58,944
Basic earnings per share			$ 1.69	$ 0.98
Diluted earnings per share			$ 1.66	$ 0.98
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Net revenue	$ 1,581,816	$ 1,556,936
Net income	$ 239,361	$ 179,289
Basic earnings per share	$ 4.07	$ 2.92
Diluted earnings per share	$ 3.97	$ 2.84
Aptiv Solutions
Business Acquisition [Line Items]
Net revenue		$ 1,543,820	$ 1,451,682
Net income		$ 172,508	$ 101,857
Basic earnings per share		$ 2.81	$ 1.67
Diluted earnings per share		$ 2.73	$ 1.64